Summary of significant accounting policies - assumptions to estimate fair value of the derivatives (Details) - $ / shares	3 Months Ended	12 Months Ended
	Feb. 29, 2020	Aug. 31, 2019	Aug. 31, 2018
Volatility		119.00%	121.00%
Dividend yield		0.00%	0.00%
Market price per share conversion feature	12.20%
Warrants exercise price	$ 40
March 2019 Warrant Liability [Member]
Risk free rate	0.89%
Market price per share	$ 7.33	$ 19.04
Life of instrument in years	4 years 11 days	4 years 5 months 19 days
Volatility	102.00%	119.00%
Dividend yield	0.00%	0.00%
March 2019 Conversion Feature [Member]
Risk free rate	0.66%
Market price per share	$ 7.33	$ 19.04
Life of instrument in years	6 months 15 days	1 year 15 days
Volatility	83.00%	100.00%
Dividend yield	0.00%	0.00%